UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

Copies to:
JULIAN E. MARKHAM, Esq.
THOMPSON, O'DONNELL
1212 New York Avenue, Suite 1000, N.W.
Washington, D.C. 20005
(Counsel for the Registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2008
Date of reporting period: September 30, 2007

ITEM	ITEM 1 – Schedule of Investments

JPMorgan Value Opportunities Fund
Schedule of Portfolio Investments
As of September 30, 2007 (Unaudited)
(Amounts in thousands)

	Shares	Security Description	Value ($)
Long-Term Investments -- 98.5%
Common Stocks -- 98.5%
Aerospace & Defense -- 0.5%
	124	Spirit Aerosystems Holdings, Inc., Class A (a)	4,825
Auto Components -- 0.5%
	171	TRW Automotive Holdings Corp. (a)	5,430
Beverages -- 0.4%
	184	Constellation Brands, Inc., Class A (a)	4,459
Capital Markets -- 4.3%
	70	Bear Stearns Cos., Inc. (The)	8,646
	134	Lazard Ltd., Class A (Bermuda)	5,681
	159	Morgan Stanley	10,023
	1,078	TD AMERITRADE Holding Corp. (a)	19,647
			43,997
Chemicals -- 1.8%
	87	Dow Chemical Co. (The)	3,750
	263	Rohm & Haas Co.	14,636
			18,386
Commercial Banks -- 4.5%
	168	BB&T Corp.	6,765
	173	TCF Financial Corp.	4,516
	153	U.S. Bancorp	4,987
	422	Wachovia Corp.	21,168
	244	Wells Fargo & Co.	8,706
			46,142
Communications Equipment -- 1.8%
	448	Corning, Inc.	11,048
	397	Motorola, Inc.	7,355
			18,403
Computers & Peripherals -- 1.2%
	54	International Business Machines Corp.	6,314
	83	Lexmark International, Inc., Class A (a)	3,426
	111	Network Appliance, Inc. (a)	2,974
			12,714
Consumer Finance -- 1.0%
	122	Capital One Financial Corp.	8,124
	80	Discover Financial Services (a)	1,656
			9,780
Containers & Packaging -- 0.4%
	72	Ball Corp.	3,870
Diversified Financial Services -- 8.2%
	774	Bank of America Corp.	38,930
	159	CIT Group, Inc.	6,376
	833	Citigroup, Inc.	38,862
			84,168
Diversified Telecommunication Services -- 5.1%
	266	AT&T, Inc.	11,267
	929	Verizon Communications, Inc.	41,154
			52,421
Electric Utilities -- 3.4%
	162	American Electric Power Co., Inc.	7,442
	251	Edison International	13,929
	116	FirstEnergy Corp.	7,322
	404	Sierra Pacific Resources	6,349
			35,042
Electronic Equipment & Instruments -- 1.1%
	122	Arrow Electronics, Inc. (a)	5,200
	180	Tyco Electronics Ltd.	6,378
			11,578
Energy Equipment & Services -- 0.5%
	120	Halliburton Co.	4,589
Food & Staples Retailing -- 1.7%
	363	Safeway, Inc.	12,032
	144	SUPERVALU, Inc.	5,618
			17,650
Food Products -- 1.0%
	85	General Mills, Inc.	4,954
	152	Kraft Foods, Inc.	5,249
			10,203
Health Care Providers & Services -- 1.0%
	123	WellPoint, Inc. (a)	9,707
Hotels, Restaurants & Leisure -- 0.7%
	176	Royal Caribbean Cruises Ltd.	6,865
Household Products -- 3.8%
	114	Colgate-Palmolive Co.	8,123
	444	Procter & Gamble Co.	31,245
			39,368
Industrial Conglomerates -- 4.3%
	907	General Electric Co.	37,533
	153	Tyco International Ltd. (Bermuda)	6,794
			44,327
Insurance -- 6.0%
	112	AMBAC Financial Group, Inc.	7,021
	60	American International Group, Inc.	4,079
	66	Assurant, Inc.	3,542
	600	Genworth Financial, Inc., Class A	18,447
	114	Hartford Financial Services Group, Inc.	10,541
	126	MBIA, Inc.	7,668
	105	MetLife, Inc.	7,342
	27	Prudential Financial, Inc.	2,615
			61,255
Internet Software & Services -- 0.5%
	206	Yahoo!, Inc. (a)	5,529
IT Services -- 0.4%
	203	Western Union Co. (The)	4,251
Machinery -- 3.0%
	34	Caterpillar, Inc.	2,627
	218	Dover Corp.	11,092
	178	Joy Global, Inc.	9,028
	90	Kennametal, Inc.	7,592
			30,339
Media -- 4.8%
	147	Comcast Corp., Class A (a)	3,564
	580	News Corp., Class A	12,743
	145	R.H. Donnelley Corp. (a)	8,122
	295	Time Warner Cable, Inc., Class A (a)	9,670
	260	Time Warner, Inc.	4,766
	283	Walt Disney Co. (The)	9,733
			48,598
Metals & Mining -- 1.1%
	286	Alcoa, Inc.	11,204
Multi-Utilities -- 2.4%
	485	CMS Energy Corp.	8,149
	130	Consolidated Edison, Inc.	6,001
	113	SCANA Corp.	4,385
	263	Xcel Energy, Inc.	5,663
			24,198
Multiline Retail -- 0.6%
	101	Kohl's Corp. (a)	5,762
Oil, Gas & Consumable Fuels -- 13.1%
	30	Apache Corp.	2,702
	191	Arch Coal, Inc.	6,441
	223	Chevron Corp.	20,850
	248	ConocoPhillips	21,758
	114	EOG Resources, Inc.	8,239
	572	Exxon Mobil Corp.	52,944
	36	Marathon Oil Corp.	2,041
	210	Occidental Petroleum Corp.	13,476
	90	XTO Energy, Inc.	5,590
			134,041
Paper & Forest Products -- 1.0%
	1,233	Domtar Corp. (Canada) (a)	10,110
Pharmaceuticals -- 6.0%
	194	Abbott Laboratories	10,419
	320	Merck & Co., Inc.	16,536
	313	Pfizer, Inc	7,639
	352	Schering-Plough Corp.	11,124
	106	Sepracor, Inc. (a)	2,901
	281	Wyeth	12,496
			61,115
Real Estate Investment Trusts (REITs) -- 1.0%
	115	Mack-Cali Realty Corp.	4,710
	65	Public Storage, Inc.	5,136
			9,846
Road & Rail -- 2.2%
	72	Burlington Northern Santa Fe Corp.	5,844
	129	Hertz Global Holdings, Inc. (a)	2,931
	258	Norfolk Southern Corp.	13,388
			22,163
Semiconductors & Semiconductor Equipment -- 0.7%
	291	Xilinx, Inc.	7,617
Software -- 0.6%
	333	Symantec Corp. (a)	6,459
Specialty Retail -- 1.0%
	122	Advance Auto Parts, Inc.	4,104
	298	Staples, Inc.	6,404
			10,508
Thrifts & Mortgage Finance -- 4.8%
	399	Countrywide Financial Corp.	7,576
	131	Fannie Mae	7,978
	384	Freddie Mac	22,630
	209	MGIC Investment Corp.	6,740
	175	Radian Group, Inc.	4,072
			48,996
Tobacco -- 1.2%
	176	Altria Group, Inc.	12,265
Wireless Telecommunication Services -- 0.9%
	236	Crown Castle International Corp. (a)	9,606

		Total Long-Term Investments
		(Cost $905,800)	1,007,786

Short-Term Investment -- 1.1%
Investment Company -- 1.1%
	11,562	JPMorgan Prime Money Market Fund,
		Institutional Class (b) (m)
		(Cost $11,562)	11,562

Total Investments -- 99.6%
(Cost $917,362)			1,019,348
Other Assets in Excess of Liabilities -- 0.4%			3,955
NET ASSETS -- 100.0%			$ 1,023,303

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a) Non-income producing security.
(b) Investment in affiliate. Money market fund registered under the Investment Company
Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(m) All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of September 30, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation			$ 130,955
Aggregate gross unrealized depreciation			(28,969)
Net unrealized appreciation/depreciation			$ 101,986

Federal income tax cost of investments			$ 917,362

For a description of the Fund's accounting policies, see Notes to Financial Statements included in the Fund's June 30, 2007 Annual Report.

ITEM 2 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By
/s/ Jeffrey L. Steele, President and Principal Executive Officer
Date: November 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
       /s/ Jeffrey L. Steele, President and Principal Executive Officer

Date: November 28, 2007

 By
       /s/ Michael W. Stockton, Treasurer and Principal Financial Officer

Date: November 28, 2007